Investment Objectives and Goals - Allspring Managed Account CoreBuilder® Shares - Series EPI - CoreBuilder Shares - Series EPI	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.